Operating segments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Operating segments

5. Operating Segments

Segment Information: IFRS 8, Operating Segments (“IFRS 8”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

5. Operating Segments

Segment Information: IFRS 8, Operating Segments (“IFRS 8”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Operating segments

5. Operating segments

A.	Basis for segmentation

The Company’s operating segments have been identified as a single business unit, by which the Company currently engages in discovering and developing in-vitro diagnostics products for cancers.

The Company’s chief executive officer reviews the internal management reports of the business at least annually.

B.	Information about reportable segments

Information related to the reportable segment is set out below. Segment operating profit is used to measure performance because management believes that this information is the most relevant for evaluating the results of the segment relative to other entities that operate in the same industry.

The segment information for the six-month periods ended June 30, 2026 and 2025 is as follows:

		June 30, 2026	June 30, 2025
		(In thousands of Korean won)
Segment revenue	₩	-	-
Depreciation/Amortization		(103,485)	(121,250)
Segment operating loss		(2,758,627)	(3,443,817)
Segment loss for the period		(2,997,895)	(3,400,181)

C.	Geographic information

The Company is managed and operated in Seoul, South Korea. In presenting the geographic information, non-current assets are based on the geographic location of the Company’s operations.

6. Operating segments

A.	Basis for segmentation

The Company’s operating segments have been identified as a single business unit, by which the Company currently engages in discovering and developing in-vitro diagnostics products for cancers.

The Company’s chief executive officer reviews the internal management reports of the business at least annually.

B.	Information about reportable segments

Information related to the reportable segment is set out below. Segment operating profit is used to measure performance because management believes that this information is the most relevant for evaluating the results of the segment relative to other entities that operate in the same industry.

The segment information for the years ended December 31, 2025 and 2024 is as follows:

		2025	2024
		(In thousands of Korean won)
Segment revenue	₩	-	-
Depreciation/Amortization		224,892	338,678
Segment operating loss		(5,963,360)	(7,600,831)
Segment loss for the year		(6,141,476)	(8,065,334)

C.	Geographic information

The Company is managed and operated in Seoul, South Korea. In presenting the geographic information, non-current assets are based on the geographic location of the Company’s operations.